Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies
Operating lease, leased facilities, term low end of range	5 years
Operating lease, leased facilities, term high end of range	10 years
Operating lease, leased facilities, minimum number of renewal options	1 year
Operating lease, leased facilities, renewal option period	5 years
Operating lease (primarily computers), average lease life	3 years
Operating lease, vehicles and office equipment, minimum lease life	1 year
Operating lease, vehicles and office equipment, maximum lease life	7 years
Operating lease rent expense (including common area maintenance charges)	$ 244,390	$ 250,986	$ 242,954
Sublease income	3,109	3,407	2,974
Operating Lease Payment
Operating Lease Payment, 2014	232,935
Operating Lease Payment, 2015	221,597
Operating Lease Payment, 2016	211,728
Operating Lease Payment, 2017	200,842
Operating Lease Payment, 2018	189,366
Operating Lease Payment, Thereafter	1,397,792
Operating Lease Payment, Total minimum lease payments	2,454,260
Sublease Income
Sublease Income, 2014	4,172
Sublease Income, 2015	5,062
Sublease Income, 2016	4,308
Sublease Income, 2017	3,058
Sublease Income, 2018	686
Sublease Income, Thereafter	807
Sublease Income, Total minimum lease payments	18,093
Capital Leases
Capital Leases, 2014	58,721
Capital Leases, 2015	52,850
Capital Leases, 2016	36,365
Capital Leases, 2017	31,978
Capital Leases, 2018	27,727
Capital Leases, Thereafter	171,136
Capital Leases, Total minimum lease payments	378,777
Less amounts representing interest	(123,653)
Present value of capital lease obligations	255,124
Contractual obligations related to purchase commitments, 2014	44,453
Contractual obligations related to purchase commitments, 2015	10,251
Contractual obligations related to purchase commitments, 2016	2,048
Contractual obligations related to purchase commitments, 2017	1,471
Contractual obligations related to purchase commitments, 2018	1,357
Contractual obligations related to purchase commitments, thereafter	$ 1,990